United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2018

Date of Reporting Period: Quarter ended 03/31/2018

Item 1.	Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—93.1%
		Alabama—1.2%
$430,000		Birmingham, AL Waterworks Board, Subordinate Water Revenue Refunding Bonds (Series 2016-B), 5.00%, 1/1/2023	$481,475
10,000,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2017), 4.00% TOBs (Royal Bank of Canada GTD), Mandatory Tender 7/1/2022	10,612,600
		TOTAL	11,094,075
		Alaska—1.7%
8,000,000		Alaska Industrial Development and Export Authority (Yukon-Kuskokwim Health Corp.), Loan Anticipation Revenue Notes (Series 2017), 3.50%, 12/1/2020	8,117,440
2,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003A), 5.00%, 1/1/2021	2,156,060
5,000,000		Valdez, AK Marine Terminal (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	5,390,150
		TOTAL	15,663,650
		Arizona—1.2%
3,000,000	[1]	Arizona Health Facilities Authority (Phoenix Children's Hospital), Variable Rate Revenue Refunding Bonds (Series 2013A-1) FRNs, 3.43% (SIFMA 7-day +1.850%), Mandatory Tender 2/5/2020	3,049,770
5,000,000		Maricopa County, AZ Pollution Control Corp.(Public Service Co., NM) PCR Revenue Refunding Bonds (Series 2010A), 2.40% TOBs, Mandatory Tender 6/1/2020	5,009,400
3,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.70% (Original Issue Yield: 4.75%), 10/1/2024	2,990,040
		TOTAL	11,049,210
		Arkansas—0.8%
7,250,000		Independence County, AR (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2013), 2.375%, 1/1/2021	7,308,580
		California—8.8%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,049,100
500,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 4.00%, 10/1/2021	531,675
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2022	1,115,570
10,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2014C), 1.875% TOBs, Mandatory Tender 4/1/2019	10,018,400
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1) FRNs, 2.68% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	5,164,300
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1) FRNs, 2.68% (SIFMA 7-day +1.100%), Mandatory Tender 4/1/2024	10,328,600
2,045,000		California Health Facilities Financing Authority (Kaiser Permanente), Revenue Bonds (Series 2017C), 5.00% TOBs, Mandatory Tender 11/1/2022	2,329,357
13,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2013B), 5.00% TOBs, Mandatory Tender 10/15/2019	13,618,150
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2019	1,023,900
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2020	1,053,000
1,100,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2021	1,185,844
1,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2022	1,098,740
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2023	2,230,820
2,000,000		California Municipal Finance Authority (Community Medical Centers), Revenue Refunding Bonds (Series 2017A), 5.00%, 2/1/2024	2,264,880
5,000,000	[2]	California PCFA (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625%, 6/1/2018	5,020,200
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,489,997
9,250,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013E) FRNs, 1.999% (1-month USLIBOR x 0.70+0.830%), Mandatory Tender 12/1/2018	9,255,088
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.58% (SIFMA 7-day +1.000%), 5/1/2019	4,016,880
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B) FRNs, 2.73% (SIFMA 7-day +1.150%), 5/1/2020	3,039,420
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,589,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$1,050,000		Orange County, CA Transportation Authority (91 Express Lanes-OCTA), Senior Lien Toll Road Revenue Refunding Bonds (Series 2013), 5.00%, 8/15/2019	$1,097,901
3,200,000		Palomar Pomerado Health, CA, (Series 2006C) ARS (AGM INS), 2.08%, 4/4/2018	3,200,000
		TOTAL	82,721,122
		Colorado—0.7%
225,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2019	228,069
250,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2020	256,873
350,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2021	363,170
400,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 4.00%, 1/1/2022	417,808
640,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2023	699,738
750,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2024	825,667
600,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2025	659,670
600,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2018	609,060
625,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 4.00%, 12/1/2019	645,931
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2020	1,075,720
750,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2021	822,630
250,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2022	278,260
		TOTAL	6,882,596
		Connecticut—3.1%
5,000,000	[1]	Connecticut State HEFA (Yale-New Haven Hospital), Revenue Bonds (Series 2014B) FRNs, 1.665% (1-month USLIBOR x0.67 +0.550%), Mandatory Tender 7/1/2019	5,005,200
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A) FRNs, 2.83% (SIFMA 7-day +1.250%), 4/15/2020	10,155,400
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D) FRNs, 2.50% (SIFMA 7-day +0.920%), 9/15/2019	2,012,880
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.48% (SIFMA 7-day +0.900%), 3/1/2023	1,514,925
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.53% (SIFMA 7-day +0.950%), 3/1/2024	2,279,940
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 2.57% (SIFMA 7-day +0.990%), 3/1/2025	4,039,000
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2018	2,113,440
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2019	2,046,800
		TOTAL	29,167,585
		Florida—3.3%
1,720,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 4.00%, 6/1/2018	1,726,381
1,600,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2019	1,652,160
755,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2020	800,511
1,195,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2021	1,295,081
1,000,000		Halifax Hospital Medical Center, FL, Revenue Refunding Bonds, 5.00%, 6/1/2022	1,102,350
600,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2018	609,648
630,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2019	658,829
525,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2020	563,404
1,245,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2021	1,365,591
1,300,000		Hillsborough County, FL IDA (Tampa General Hospital), Hospital Revenue Refunding Bonds (Series 2012A), 5.00%, 10/1/2022	1,452,009
2,145,000		Lakeland, FL Energy Systems, Energy System Revenue & Refunding Bonds (Series 2016), 5.00%, 10/1/2022	2,409,479
4,900,000		Miami-Dade County, FL IDA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2007), 1.75% TOBs, Mandatory Tender 11/1/2019	4,884,075
1,300,000		Orange County, FL, Health Facilities Authority (Presbyterian Retirement Communities ), Revenue Bonds (Series 2014), 4.00%, 8/1/2019	1,334,905
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2019	1,561,230
1,350,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2020	1,445,499
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,525,845

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$2,500,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 4.00%, 11/15/2019	$2,587,625
3,265,000		Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Bonds (Series 2016), 5.00%, 11/15/2021	3,583,468
		TOTAL	30,558,090
		Georgia—3.6%
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2022	1,108,390
1,000,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2023	1,121,070
800,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.00%, 12/1/2024	906,768
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project PCR Bonds (Fifth Series 1995), 2.05% TOBs, Mandatory Tender 11/19/2021	2,952,510
10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Revenue Refunding Bonds, 1.85% TOBs, Mandatory Tender 8/22/2019	9,967,300
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,076,680
7,500,000	[1]	Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), Revenue Anticipation Certificates (Series 2014B) FRNs, 2.53% (SIFMA 7-day +0.950%), 2/18/2020	7,525,425
7,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018) FRNs (Royal Bank of Canada GTD), 1.865% , (1-month USLIBOR x 0.67 +0.750%), 9/1/2023	6,954,360
		TOTAL	33,612,503
		Hawaii—0.1%
500,000		Hawaii State Department of Budget & Finance (Kahala Nui), Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2018	511,600
		Illinois—8.2%
4,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index) FRNs, 2.41% (SIFMA 7-day +0.830%), Mandatory Tender 6/1/2018	3,995,800
400,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2019	409,984
500,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.00%, 1/1/2020	527,520
3,250,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2021	3,500,868
1,500,000		Chicago, IL Midway Airport, Second Lien Taxable Revenue Refunding Bonds (Series 2013C), 5.00%, 1/1/2022	1,647,285
1,500,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2020	1,581,765
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2015B), 5.00%, 1/1/2021	2,157,720
1,135,000		Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2016A-1), 5.00%, 11/1/2023	1,267,443
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	1,067,700
1,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	1,087,180
5,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2022	5,512,400
2,645,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2023	2,953,645
1,500,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2018	1,529,550
1,780,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2022	1,850,986
1,845,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.00%, 5/15/2023	1,917,416
6,500,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series 2008A-2), 5.00% TOBs, Mandatory Tender 2/1/2020	6,863,610
5,000,000		Illinois Finance Authority (Advocate Health Care Network), Revenue Bonds (Series A-1), 5.00% TOBs, Mandatory Tender 1/15/2020	5,268,550
5,000,000		Illinois Finance Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012 E-2), 1.75% TOBs, Mandatory Tender 4/1/2021	4,948,050
550,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 11/1/2018	556,952
1,000,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 4.00%, 5/1/2019	1,020,240
1,855,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 5/1/2020	1,956,413
1,200,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2021	1,303,332
1,500,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2022	1,650,990
1,800,000		Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 11/1/2023	1,998,234
3,000,000	[1]	Illinois Finance Authority (Presbyterian Homes Obligated Group), Revenue Bonds (Series 2016B) FRNs, 2.515% (1-month USLIBOR x0.70 +1.350%), 5/1/2021	3,014,640
4,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2013B-1), 5.00%, 12/1/2018	4,087,120

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$5,500,000	Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2019	$5,558,410
1,750,000	Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2020	1,769,635
1,000,000	Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2019	1,018,750
2,000,000	Illinois State, UT GO Bonds (Series of February 2014), 5.00%, 2/1/2020	2,057,580
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,228,991
	TOTAL	76,308,759
	Indiana—1.4%
1,000,000	Indiana State Finance Authority Hospital Revenue (Beacon Health System Obligated Group), Hospital Revenue Bonds (Series 2013A), 5.00%, 8/15/2020	1,070,670
855,000	Indiana State Finance Authority Hospital Revenue (Community Health Network), Hospital Revenue Bonds (Series 2012A), 5.00%, 5/1/2020	907,830
1,000,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	1,016,530
2,500,000	Indiana State Finance Authority Wastewater Utilities (CWA Authority), Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00%, 10/1/2019	2,617,450
4,000,000	Rockport, IN PCR (Indiana Michigan Power Co.), Revenue Refunding Bonds (Series 2008D), 2.05% TOBs, Mandatory Tender 6/1/2021	3,979,280
3,000,000	Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2009), 5.25%, 1/1/2021	3,253,980
	TOTAL	12,845,740
	Iowa—1.0%
6,000,000	Iowa Finance Authority (Shenandoah Medical Center), Hospital Revenue & BANs (Series 2015), 1.75%, 6/1/2018	5,990,220
3,000,000	People's Memorial Hospital of Buchanan County, IA (Buchanan County Health Center), Hospital Revenue Notes (Series 2016), 1.50%, 12/1/2018	2,982,360
	TOTAL	8,972,580
	Kansas—0.3%
500,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 4.00%, 9/1/2018	504,950
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2020	1,072,460
1,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Revenue Refunding Bonds (Series 2014-A), 5.00%, 9/1/2021	1,097,040
	TOTAL	2,674,450
	Kentucky—1.3%
5,000,000	Kentucky EDFA (Catholic Health Initiatives), Revenue Bonds (Series 2009B), 2.70% TOBs, Mandatory Tender 11/10/2021	5,063,500
1,595,000	Kentucky State Rural Water Finance Corp., Revenue Refunding Bonds (Series 2018A), 2.00%, 2/1/2020	1,595,367
5,000,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018A), 4.00% TOBs (Morgan Stanley GTD), 1/2/2024	5,323,300
	TOTAL	11,982,167
	Louisiana—1.7%
6,000,000	Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2010B-1A), 2.00% TOBs, Mandatory Tender 10/1/2022	5,951,460
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010), 4.00% TOBs, Mandatory Tender 6/1/2022	4,002,120
2,500,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2018	2,510,575
3,250,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2019	3,372,850
	TOTAL	15,837,005
	Maryland—0.3%
2,250,000	Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-70 (Series 2017C-2), 3.00%, 11/1/2025	2,243,925
1,000,000	Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), Paydown Securities TEMPS-85 (Series 2017C-1), 3.50%, 11/1/2026	1,000,180
	TOTAL	3,244,105

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—0.2%
$1,915,000	[1]	Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3) FRNs, 2.06% (SIFMA 7-day +0.480%), 1/29/2020	$1,918,543
		Michigan—4.0%
3,000,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2019	3,105,240
4,500,000		Michigan State Finance Authority Revenue (Detroit, MI City School District), Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2020	4,765,770
5,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-1), 5.00% (AGM INS), 7/1/2022	5,542,750
2,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2020	2,129,160
2,500,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series D-1), 5.00% (AGM INS), 7/1/2021	2,722,050
1,125,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2019	1,169,921
1,200,000		Michigan State Finance Authority Revenue (Public Lighting Authority ), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2020	1,268,820
10,000,000	[1]	Michigan State Financial Authority (Trinity Healthcare Credit Group), Hospital Revenue Bonds, Series 2015MI, FRNs, 1.798% (1-month USLIBOR x0.67 +0.540%), 12/1/2020	9,984,600
3,500,000		Michigan Strategic Fund (Detroit Edison Co.), Variable Rate LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	3,375,365
1,000,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2019	1,047,710
1,170,000		Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.00%, 10/15/2020	1,253,573
1,500,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2019	1,566,135
		TOTAL	37,931,094
		Minnesota—0.4%
2,030,000		Duluth, MN ISD No. 709, COP (Series 2016A), 5.00% (School District Credit Program GTD), 2/1/2022	2,217,186
2,000,000		Kanabec Co., MN Healthcare (FirstLight Health System), Healthcare Revenue BANs (Series 2018), 2.75%, 12/1/2019	2,001,000
		TOTAL	4,218,186
		Mississippi—0.2%
2,000,000		Southwest Mississippi Regional Medical Center, Hospital Revenue Notes (Series 2018A), 2.10%, 6/1/2019	1,996,560
		Missouri—1.2%
535,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 4.00%, 2/1/2020	551,660
565,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2014A), 5.00%, 2/1/2021	604,431
600,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2019	609,540
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 4.00%, 2/1/2020	824,912
500,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016A), 5.00%, 2/1/2023	549,095
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 4.00%, 2/1/2019	660,335
800,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2021	855,832
650,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2022	705,972
1,200,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2023	1,317,828
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2024	832,163
850,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2025	951,991
750,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Facilities Revenue Bonds (Series 2016B), 5.00%, 2/1/2026	845,010
2,000,000		St. Louis, MO Apartment Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017A), 5.00% (AGM INS), 7/1/2022	2,223,960
		TOTAL	11,532,729
		Multi State—0.4%
3,900,000	[1]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.63% (SIFMA 7-day +1.050%), 7/1/2019	3,902,223
		Nebraska—0.9%
8,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 12/1/2019	8,383,280

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—1.6%
$3,700,000		Clark County, NV Pollution Control (Nevada Power Co.), PCR Revenue Bonds (Series 2017), 1.60% TOBs, Mandatory Tender 5/21/2020	$3,657,746
2,250,000		Humboldt County, NV (Sierra Pacific Power Co.), PCR Refunding Bonds (Series 2016A), 1.25% TOBs, Mandatory Tender 6/3/2019	2,229,075
6,500,000		Washoe County, NV Gas & Water Faciltites Revenue (Sierra Pacific Power Co.), Refunding Revenue Bonds (Series 2016B), 3.00% TOBs, Mandatory Tender 6/1/2022	6,630,130
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,304,225
		TOTAL	14,821,176
		New Jersey—6.2%
3,000,000		Asbury Park, NJ, 2.50% BANs, 6/15/2018	3,001,770
2,641,000		Buena Vista Township, NJ, 2.25% BANs, 9/5/2018	2,642,638
5,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00%, 6/15/2022	5,381,400
10,000,000	[1]	New Jersey EDA (New Jersey State), School Facilities Construction Refunding SIFMA Index Bonds (Series 2013 I) FRNs, 2.83% (SIFMA 7-day +1.250%), 9/1/2025	9,756,100
3,000,000		New Jersey EDA (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00%, 6/15/2018	3,018,780
1,000,000		New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health System Obligated Group), Refunding Bonds (Series 2011), 5.00%, 7/1/2018	1,008,200
5,230,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2018	5,260,543
10,000,000	[1]	New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB-2) FRNs, 2.78% (SIFMA 7-day +1.200%), 12/15/2021	10,039,400
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011B), 5.00%, 6/15/2018	1,005,840
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,122,900
1,195,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,260,773
305,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	321,842
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-3) FRNs, 1.765% (1-month USLIBOR x0.70 +0.600%), 1/1/2023	5,001,000
5,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017D-4) FRNs, 1.865% , (1-month USLIBOR x0.70 +0.700%), 1/1/2024	4,990,450
		TOTAL	57,811,636
		New Mexico—2.0%
3,500,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2010B), 2.125% TOBs, Mandatory Tender 6/1/2022	3,442,950
5,000,000		Farmington, NM (Public Service Co., NM), PCR Refunding Bonds (Series 2016A), 1.875% TOBs, Mandatory Tender 10/1/2021	4,907,550
2,500,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014A), 5.00% TOBs (Royal Bank of Canada, Montreal GTD), Mandatory Tender 8/1/2019	2,597,375
8,150,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B) FRNs (Royal Bank of Canada GTD), 1.87% (1-month USLIBOR x0.67 +0.750%), 8/1/2019	8,152,527
		TOTAL	19,100,402
		New York—5.8%
2,500,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.00%, 5/1/2018	2,507,000
9,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2015C) FRNs, 2.045% (1-month USLIBOR x0.70 +0.880%), 11/1/2018	9,003,870
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-2A) FRNs (AGM Corp. INS), 1.718% (1-month USLIBOR x0.69 +0.570%), 4/6/2020	3,017,370
3,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs (AGM Corp. INS), 1.828% (1-month USLIBOR x0.69 +0.680%), 4/6/2021	3,028,170
10,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002G-3) FRNs, 1.815% (1-month USLIBOR x0.67 +0.700%), 2/1/2020	10,060,100
5,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 1.665% (1-month USLIBOR x0.67 +0.550%), 11/1/2022	4,961,900
2,096,927		Minoa, NY, 2.25% BANs, 8/31/2018	2,097,493
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,087,060
1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2019	1,025,490

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,125,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue ), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.00%, 5/1/2019	$3,235,657
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2020	3,164,400
3,000,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2021	3,232,020
2,000,000		Suffolk County, NY Economic Development Corp. (Catholic Health Services of Long Island Obligated Group), Revenue Bonds (Series 2011), 5.00%, 7/1/2018	2,014,660
4,955,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bond (Series 2016 4A) FRNs, 1.815% (1-month USLIBOR x0.67 +0.700%), 12/1/2021	4,991,320
		TOTAL	54,426,510
		North Carolina—0.2%
750,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017C), 4.00%, 7/1/2022	810,413
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00% (United States Treasury COL), 1/1/2019	1,025,040
		TOTAL	1,835,453
		Ohio—2.8%
2,070,000	[1]	Allen County, OH (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B) FRNs, 2.33% (SIFMA 7-day +0.750%), Mandatory Tender 5/1/2020	2,070,476
3,500,000		Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2017B), 2.15% TOBs, Mandatory Tender 5/5/2022	3,878,245
2,100,000		Bratenahl, OH, 2.00% BANs, 8/15/2018	2,098,887
7,400,000	[1]	Eaton Vance Ohio Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019) FRNs, 2.58% (SIFMA 7-day +1.000%), 7/1/2019	7,403,922
5,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014) FRNs (Royal Bank of Canada GTD), 1.835% (1-month USLIBOR x0.67 +0.720%), Mandatory Tender 8/1/2019	5,008,050
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,034,060
750,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2013), 4.00%, 12/1/2019	778,125
2,500,000		Plain City, OH, 2.125% BANs, 5/15/2018	2,500,900
		TOTAL	25,772,665
		Oklahoma—1.8%
1,410,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 9/1/2019	1,453,611
2,685,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2020	2,840,891
2,285,000		Canadian County Educational Facilities Authority, OK (Mustang Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.50%, 9/1/2021	2,459,894
2,700,000		Oklahoma County, OK Finance Authority (Midwest City-Del City Public Schools), Educational Facilities Lease Revenue Bonds (Series 2012), 4.00%, 3/1/2019	2,755,863
1,850,000		Oklahoma Development Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 2.375%, 12/1/2021	1,888,832
1,255,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 3.125%, 9/1/2018	1,263,057
2,600,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2011), 5.00%, 9/1/2019	2,720,198
1,000,000		Tulsa County, OK Industrial Authority (Broken Arrow Public Schools), Educational Facilities Lease Revenue Bonds (Series 2016), 5.00%, 9/1/2022	1,121,100
		TOTAL	16,503,446
		Pennsylvania—8.1%
850,000		Allegheny County Sanitation Authority, Sewer Revenue Refunding Bonds (Series 2016), 5.00% (AGM INS), 12/1/2025	997,296
4,000,000	[1]	Berks County, PA Municipal Authority (Tower Health), Variable Rate Revenue Bonds (Series 2012B) FRNs, 3.08% (SIFMA 7-day +1.500%), Mandatory Tender 7/1/2022	4,066,440
835,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2019	846,014
1,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 4.00%, 1/1/2020	1,028,880
2,000,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2021	2,137,800
2,315,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2019	2,362,527
1,115,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2022	1,213,588

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,155,000		Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series of 2016), 5.00%, 1/1/2024	$1,294,778
550,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2018	559,405
365,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2019	379,359
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 4.00%, 12/1/2020	528,315
500,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2022	561,215
750,000		East Hempfield Township, PA IDA (Willow Valley Retirement Communities), Revenue & Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2023	851,775
12,500,000	[1]	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 2.332% (1-month USLIBOR x0.67 +1.070%), 6/1/2024	12,612,125
380,000		Hempfield, PA School District, UT GO Bonds (Series 2015), 5.00% (State Aid Withholding GTD), 10/15/2018	386,912
5,000,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), PCR Refunding Bonds (Series 2016A), 1.80% TOBs, Mandatory Tender 9/1/2022	4,862,800
4,000,000		Montgomery County, PA IDA (Exelon Generation Co. LLC), PCR Refunding Bonds (Series 2002A), 2.55% TOBs, Mandatory Tender 6/1/2020	4,008,320
8,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke's Hospital of Bethlehem), Variable Rate Hospital Revenue Bonds (Series 2013B) FRNs, 2.98% (SIFMA 7-day +1.400%), 8/15/2020	8,044,880
1,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004), 1.50% TOBs, 5/1/2018	999,710
2,000,000		Pennsylvania EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2004A), 1.85%, 11/1/2021	1,992,420
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.73% (SIFMA 7-day +1.150%), 12/1/2019	10,101,100
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B) FRNs, 2.56% (SIFMA 7-day +0.980%), 12/1/2021	10,178,000
3,550,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes) FRNs (State Aid Withholding GTD), 2.13% (1-month USLIBOR x0.68 +0.850%), 4/1/2021	3,550,000
2,290,000	[1]	State Public School Building Authority, PA (Albert Gallatin, PA Area School District), Libor Index Rate Revenue Bonds (Series 2014) FRNs, 1.915% (1-month USLIBOR x0.67 +0.800%), Mandatory Tender 9/1/2018	2,290,069
		TOTAL	75,853,728
		Rhode Island—3.0%
2,250,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-A), 1.60% TOBs, Mandatory Tender 4/1/2019	2,237,895
4,000,000		Rhode Island Housing & Mortgage Finance Corp., Multi-Family Development Bonds (2017 Series 1-B), 1.70% TOBs, Mandatory Tender 10/1/2019	3,969,600
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2019	4,301,527
3,075,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011), 5.00%, 8/1/2018	3,110,086
1,125,000		Rhode Island State and Providence Plantations, UT GO Bonds (Series 2011A), 5.00% (United States Treasury COL), 8/1/2018	1,137,836
1,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2018	1,003,420
1,500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2020	1,584,120
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2021	2,424,600
2,250,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2022	2,462,220
2,000,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2023	2,214,360
2,285,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2024	2,558,903
1,000,000		Rhode Island State Health and Educational Building Corp. (Providence, RI), Revenue Refunding Bonds (Providence Public Buildings Authority)(Series 2013A), 5.00%, 5/15/2018	1,003,300
		TOTAL	28,007,867
		South Carolina—0.6%
645,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2018	659,738

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Carolina—continued
$1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2019	$1,054,990
1,000,000		Charleston County, SC Special Source, Revenue Bonds (Series 2013), 5.00%, 12/1/2020	1,081,670
3,000,000		South Carolina Jobs-EDA (East Point Academy), Revenue Notes (Series 2017A), 2.25%, 5/1/2019	2,983,200
		TOTAL	5,779,598
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	837,540
		Tennessee—0.3%
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,512,495
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	972,456
		TOTAL	2,484,951
		Texas—8.9%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,304,800
1,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2019	1,024,130
500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2020	525,750
1,400,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 1/1/2021	1,506,512
5,000,000		Clear Creek, TX ISD, Variable Rate UT School Building Bonds (Series 2013B), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/14/2019	5,078,400
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	1,784,370
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,414,157
2,500,000	[1]	Harris County, TX (Harris County, TX Toll Road Authority), Revenue Refunding Bonds (Series 2012A) FRNs, 2.36% (SIFMA 7-day +0.780%), 8/15/2018	2,505,900
5,635,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.48% (SIFMA 7-day +0.900%), 6/1/2022	5,640,297
4,500,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.53% (SIFMA 7-day +0.950%), 6/1/2023	4,506,705
5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 2.63% (SIFMA 7-day +1.050%), 6/1/2024	5,690,401
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children's Hospital), Hospital Revenue Bonds (Series 2015-3) FRNs, 2.133% (1-month USLIBOR x0.68 +0.850%), 6/1/2020	2,010,940
2,335,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,364,841
2,000,000	[1]	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017B), 2.68% FRNs, (SIFMA 7-day +1.100%), Mandatory Tender 10/15/2023	1,999,000
3,570,000		Lubbock, TX HFDC (Providence St. Joseph Health), Refunding Revenue Bonds (Series 2008B), 5.00%, 7/1/2019	3,716,156
4,905,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs, Mandatory Tender 8/1/2019	4,979,850
95,000		Midlothian, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2013-C), 3.00% TOBs (United States Treasury PRF@100), Mandatory Tender 8/1/2019	96,701
855,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2022	918,552
945,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2024	1,030,456
980,000		New Hope Cultural Education Facilities Finance Corporation (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2025	1,074,364
330,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 3.00%, 11/1/2019	333,812
735,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 4.00%, 11/1/2021	769,155
500,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2023	550,730
625,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2024	695,550
1,105,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2016), 5.00%, 11/1/2025	1,238,661
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,050,380
5,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A SIFMA Index Floating Rate) FRNs, 2.38% (SIFMA 7-day +0.800%), Mandatory Tender 1/1/2019	5,004,650

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$6,335,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds) FRNs, 2.25% (SIFMA 7-day +0.670%), 1/1/2020	$6,345,199
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,302,675
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	599,396
3,250,000		San Antonio, TX Electric & Gas System, Junior Lien Revenue Refunding Bonds (Series 2015B), 2.00%, 12/1/2021	3,249,968
2,375,000		Texas State Public Finance Authority (Texas State), Refunding UT GO Bonds (Series 2011), 5.00%, 10/1/2018	2,415,328
3,665,000		Texas State Transportation Commission—Central Texas Turnpike System, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs, Mandatory Tender 4/1/2020	3,871,523
		TOTAL	83,599,309
		Utah—0.4%
3,600,000		Intermountain Power Agency, Subordinated Power Supply Revenue Refunding Bonds (Series 2014A), 5.00%, 7/1/2019	3,745,584
		Vermont—0.6%
6,075,000		Vermont EDA (B.C. Campus Holdings LLC), Bennington College Real Estate Project (Series 2017), 2.00% BANs, 7/1/2020	5,935,214
		Virginia—0.8%
1,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2019	1,039,810
2,000,000		Roanoke, VA EDA (Carilion Health System Obligated Group), Hospital Revenue Bonds (Series 2012), 5.00%, 7/1/2020	2,137,360
4,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 1.55% TOBs (Dominion Energy, Inc. GTD), Mandatory Tender 10/1/2019	3,987,680
		TOTAL	7,164,850
		Washington—2.6%
2,000,000		Grays Harbor County, WA Public Hospital District No.1 (Summit Pacific Medical Center), Hospital Revenue BANs (Series 2017), 3.00%, 8/1/2019	1,996,840
3,415,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2019	3,548,390
5,000,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2020	5,349,650
3,000,000	[2]	Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	2,992,080
3,760,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 2.358% (1-month USLIBOR x0.67 +1.100%), 7/1/2022	3,781,921
3,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIMFA Index Revenue Bonds (Series 2017C) FRNs, 2.63% (SIFMA 7-day +1.050%), 7/3/2023	3,006,300
3,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Revenue Bonds (Series 2012B), 5.00% TOBs, Mandatory Tender 10/1/2021	3,303,360
		TOTAL	23,978,541
		West Virginia—0.6%
2,500,000		Mason County, WV (Appalachian Power Co.), PCRBs, 1.625% TOBs, Mandatory Tender 10/1/2018	2,494,300
3,325,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 1.90% TOBs, Mandatory Tender 4/1/2019	3,311,999
		TOTAL	5,806,299
		Wisconsin—0.7%
4,785,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2019	5,010,325
1,310,000		Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran), Revenue Bonds (Series 2011A), 5.00%, 10/15/2020	1,408,617
500,000		WPPI Energy, WI, Power Supply System Revenue Bonds (Series 2016A), 5.00%, 7/1/2023	568,440
		TOTAL	6,987,382
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $870,072,870)	870,768,583
	[1]	SHORT-TERM MUNICIPALS—4.4%
		California—1.1%
10,000,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 1.88%, 4/5/2018	10,000,000
		Georgia—0.9%
3,150,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 1.83%, 4/2/2018	3,150,000
5,650,000		Gainesville & Hall County, GA Hospital Authority (Northeast Georgia Health System, Inc.), R-Float (Series 2017C) Weekly VRENs, 1.95%, 4/5/2018	5,650,000
		TOTAL	8,800,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—0.7%
$6,495,000		Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 1.91%, 4/5/2018	$6,495,000
		Pennsylvania—0.2%
2,360,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), VRMOs (Series 2015B) Weekly VRENs, 1.92%, 4/5/2018	2,360,000
		Texas—1.5%
1,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 1.78%, 4/2/2018	1,000,000
5,400,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 1.78%, 4/2/2018	5,400,000
7,635,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 1.80%, 4/2/2018	7,635,000
		TOTAL	14,035,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $41,690,000)	41,690,000
		TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $911,762,870)	912,458,583
		OTHER ASSETS AND LIABILITIES-NET—2.5%[3]	23,059,605
		TOTAL NET ASSETS—100%	$935,518,188
At March 31, 2018, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2018, these restricted securities amounted to $8,012,280, which represented 0.9% of total net assets. Additional information on restricted securities held at March 31, 2018, is as follows:

Security	Acquisition Date	Cost	Market Value
California PCFA (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625%, 6/1/2018	5/27/2011	$5,000,000	$5,020,200
Washington State EDFA (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2008), 2.125%, 6/1/2020	8/29/2014	$3,000,000	$2,992,080
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
COL	—Collateralized
COP	—Colombian Peso
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018